Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Note 11. Earnings (Loss) Per Share
Founders’ Preferred Stock, Series A Convertible Preferred Stock, Series X Convertible Preferred Stock, and unvested Restricted Stock Awards (“RSAs”) are participating securities in periods of income, as the Founders’ Preferred Stock, Series A Convertible Preferred Stock, Series X Convertible Preferred Stock, and unvested RSAs participate in undistributed earnings on an
as-if-converted
or
as-vested
basis. However, the Founders’ Preferred Stock, Convertible Preferred Stock, and unvested RSAs do not share in losses. The Company computes earnings per share of common stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss. Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive. The following table sets forth the computation of basic and diluted loss for the nine months (in thousands, except for share and per share amounts):

	Nine Months ended September 30,
	2020	2019

Numerator:
Net loss	$(72,227)	$(76,774)
Deemed dividend attributable to BCF	(6,247)	(5,282)

Net loss attributable to common shareholders	$(78,474)	$(82,056)

Denominator:
Weighted average Common shares outstanding- Basic	9,510,996	8,676,669

Dilutive effect of potential common shares	—	—

Weighted average Common shares outstanding- Diluted	9,510,996	8,676,669

Net loss per shares attributable to Common shareholders-Basic and Diluted	$(8.25)	$(9.46)

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

	Nine Months ended September 30,
	2020	2019

Warrants	444,023	71,281
Stock options	1,199,974	148,988
Restricted Stock	161,549	542,610
Series A Convertible Preferred Stock	6,956,100	6,956,100
Series X Convertible Preferred Stock	1,251,971	—
Founders Preferred Stock	1,922,600	1,922,600

Total	11,936,217	9,641,579

Note 14. Earnings (Loss) Per Share
Founders Preferred Stock, Series A Convertible Preferred Stock, and unvested Restricted Stock Awards (“RSA”) are participating securities in periods of income, as the Founders Preferred Stock, Series A Convertible Preferred Stock, and unvested RSAs participate in undistributed earnings on an as-if-converted
or
as-vested
basis. However, the Founders Preferred Stock, Series A Convertible Preferred Stock, and unvested RSAs do not share in losses. The Company computes earnings per share of Common Stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss. Basic and diluted earnings per share was the same for each year presented as the inclusion of all potential Common Stock outstanding would have been anti-dilutive. The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	As of December 31,
	2019	2018
Numerator:
Net loss	$(94,718)	$(79,550)
Deemed dividend attributable to BCF accretion	(5,282)	—

Net loss attributable to common shareholders	(100,000)	(79,550)

Denominator:
Weighted average Common shares outstanding- Basic	8,718,104	6,631,873
Dilutive effect of potential common shares	—	—

Weighted average Common shares outstanding- Diluted	8,718,104	6,631,873

Net loss per shares attributable to Common shareholders- Basic and Diluted	$(11.47)	$(12.00)

The following table presents the potential shares of Common Stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2019	2018
Warrants	71,281	71,281
Stock Options	365,938	—
Restricted Stock	460,257	1,693,491
Series A Convertible Preferred Stock	6,956,100	—
Founders Preferred Stock	1,922,600	1,922,600
SAFE	—	4,488,738

Total	9,776,176	8,176,110

The SAFEs are not included in basic EPS until settlement. For purposes of diluted EPS, the Company applies the if-converted method. However, because the SAFEs’ non-market-based exercise contingencies were not met prior to settlement and the adjustment to the numerator for mark-to-market losses in the period that the contingencies were met caused the instruments to be antidilutive, the SAFEs were not included in diluted EPS. Please refer to Note 7 for the key terms of the SAFEs.